1
Comstock Capital Value Fund
Schedule of Investments — July 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 66.5%
Airlines  — 0.3%
1,000 Spirit Airlines Inc. ..................................... $ 18,300
Broadcasting  — 4.6%
2,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ................................................... 63,660
12,500 Quotient Technology Inc.† ........................ 49,250
9,500 TEGNA Inc. .............................................. 160,550
273,460
Business Services  — 2.0%
2,500 Chindata Group Holdings Ltd., ADR† ........ 20,150
250 Heritage-Crystal Clean Inc.† ...................... 11,517
5,500 PFSweb Inc. ............................................. 24,970
750 Triton International Ltd. ............................ 63,233
119,870
Computer Software and Services  — 9.0%
3,700 Activision Blizzard Inc. .............................. 343,212
1,000 Black Knight Inc.† .................................... 70,320
2,750 ForgeRock Inc., Cl. A† .............................. 56,787
750 New Relic Inc.† ........................................ 62,985
533,304
Consumer Services  — 1.0%
750 Spectrum Brands Holdings Inc. ................ 58,807
Electronics  — 5.2%
1,500 eMagin Corp.† ......................................... 3,000
3,750 National Instruments Corp. ....................... 221,250
500 Rogers Corp.† .......................................... 84,305
308,555
Energy and Utilities  — 3.4%
4,550 PNM Resources Inc. ................................. 203,931
Financial Services  — 6.6%
2,000 Argo Group International Holdings Ltd. ..... 59,400
3,000 Churchill Capital Corp. VI, Cl. A† ............... 31,080
5,500 First Horizon Corp. ................................... 74,965
3,250 Focus Financial Partners Inc., Cl. A† ......... 170,072
500 Greenhill & Co. Inc. .................................. 7,350
1,500 Pershing Square Tontine Holdings Ltd.,
Escrow† ............................................... 150
1,500 Sculptor Capital Management Inc. ............. 16,425
3,000 Waverley Capital Acquisition Corp. 1,
Cl. A† ................................................... 31,455
390,897
Health Care  — 16.1%
750 Amedisys Inc.† ........................................ 68,130
1,500 Chinook Therapeutics Inc.† ....................... 58,770
3,500 Cyteir Therapeutics Inc.† .......................... 9,555
3,250 DICE Therapeutics Inc.† ........................... 152,750
2,900 Horizon Therapeutics plc† ........................ 290,783
500 NuVasive Inc.† ......................................... 20,605
Shares
Market
Value
4,000 Paratek Pharmaceuticals Inc.† .................. $ 8,800
600 Reata Pharmaceuticals Inc., Cl. A† ............ 99,348
750 Seagen Inc.† ............................................ 143,835
2,500 Syneos Health Inc.† .................................. 106,025
958,601
Hotels and Gaming  — 2.6%
1,500 Atlanta Braves Holdings Inc., Cl. C† .......... 61,080
2,100 NEOGAMES SA† ...................................... 57,204
2,000 Sciplay Corp., Cl. A† ................................. 39,200
157,484
Machinery  — 1.6%
1,500 CIRCOR International Inc.† ....................... 83,550
2,500 Intevac Inc.† ............................................ 8,950
92,500
Metal and Mining  — 0.2%
250 Teck Resources Ltd., Cl. B ........................ 11,108
Metals and Mining  — 1.6%
3,250 Arconic Corp.† ......................................... 97,143
Real Estate  — 3.0%
8,000 Radius Global Infrastructure Inc., Cl. A† .... 119,280
5,000 Seritage Growth Properties, Cl. A, REIT† ... 46,950
750 Star Holdings† ......................................... 11,692
177,922
Retail  — 3.3%
7,250 Albertsons Companies Inc., Cl. A .............. 157,543
1,250 Franchise Group Inc. ................................ 37,200
194,743
Semiconductors  — 2.0%
3,200 Tower Semiconductor Ltd.† ...................... 120,800
Specialty Chemicals  — 3.7%
6,000 Univar Solutions Inc.† .............................. 216,840
Telecommunications  — 0.3%
1,000 Millicom International Cellular SA† ........... 15,620
TOTAL COMMON STOCKS .................. 3,949,885
CLOSED-END FUNDS  — 0.8%
20,000 Altaba Inc., Escrow† ................................. 46,800
PREFERRED STOCKS  — 0.5%
Consumer Services  — 0.5%
831 Qurate Retail Inc., 8.000%, 03/15/31 ........ 29,750
RIGHTS  — 0.3%
Business Services  — 0.1%
2,000 Resolute Forest Products Inc., CVR† ......... 4,000
Health Care  — 0.2%
500 ABIOMED Inc., CVR† ................................ 875
6,000 Akouos Inc., CVR† ................................... 4,500

Comstock Capital Value Fund
Schedule of Investments (Continued) — July 31, 2023 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care (Continued)
1,000 Albireo Pharma Inc., CVR† ....................... $ 2,250
1,050 CinCor Pharma Inc., CVR† ........................ 3,150
10,000 Concert Pharmaceuticals Inc., CVR† ......... 3,000
5,000 Epizyme Inc., CVR† .................................. 100
500 Opiant Pharmaceuticals Inc., CVR† ........... 250
14,125
TOTAL RIGHTS ............................... 18,125
WARRANTS  — 0.0%
Financial Services  — 0.0%
1,000 Waverley Capital Acquisition Corp. 1,
expire 04/30/27† ................................... 26
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 31.9%
$ 1,905,000 U.S. Treasury Bills,
5.070% to 5.345%††,
08/03/23 to 10/26/23 ............................ 1,890,758
TOTAL INVESTMENTS — 100.0%
(Cost $6,033,363) ................................. $ 5,935,344
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust